Investments (Tables)	12 Months Ended
Dec. 31, 2016
Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Business Acquisition [Line Items]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the final estimates of fair values of the SPT assets acquired and liabilities assumed by Teekay Tankers on the acquisition date. Such estimates of fair value were finalized in the first quarter of 2016 and resulted in an increase in goodwill of $8.1 million and a decrease in intangible assets by $8.4 million from preliminary estimates. Such changes did not have a material impact to the Company's consolidated statement of income for 2016.

As at July 31, 2015
$
ASSETS
Cash, cash equivalents and short-term restricted cash	1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Intangible assets subject to amortization
Customer relationships (1)	17,901
Customer contracts (1)	4,599
Goodwill (2)	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired (3)	45,638

(1)
The customer relationships and customer contracts are being amortized over weighted average amortization periods of 10 years and 7.6 years, respectively. As at December 31, 2016, the gross carrying amount, accumulated amortization and net carrying amount were $22.5 million, $4.8 million and $17.7 million, respectively.

(2)	Goodwill recognized from this acquisition was attributed to the Company's Teekay Tankers Segment - Conventional tankers.

(3)
Prior to the SPT acquisition date, SPT had in-chartered the Explorer Spirit from the Company. Of the SPT acquisition price, $1.4 million was allocated to the settlement of this pre-existing relationship. Such amount has been accounted for as a reduction to revenue on the SPT acquisition date.

Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Business Acquisition [Line Items]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary and final valuations of the Logitel assets and liabilities on the acquisition date. The estimates of fair values of the Logitel assets acquired and liabilities assumed by Teekay Offshore were finalized during the second quarter of 2015.

(in thousands of U.S. Dollars)	Preliminary Valuation August 11, 2014 $	Adjustments $	Final Valuation August 11, 2014 $
ASSETS
Cash and cash equivalents	8,089	—	8,089
Prepaid expenses	640	—	640
Advances on newbuilding contracts	46,809	(2,239)	44,570
Intangible assets	—	1,000	1,000
Total assets acquired	55,538	(1,239)	54,299
LIABILITIES
Accrued liabilities	4,098	—	4,098
Long-term debt	26,270	1,330	27,600
Total liabilities assumed	30,368	1,330	31,698
Net assets acquired	25,170	(2,569)	22,601
Cash consideration	4,000	—	4,000
Contingent consideration	21,170	(2,569)	18,601

Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Business Acquisition [Line Items]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by Teekay Offshore on the acquisition date.

(in thousands of U.S. Dollars)	As at March 14, 2014 $
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill	2,032
Total assets acquired	3,289
LIABILITIES
Current liabilities	387
Other long-term liabilities	286
Total liabilities assumed	673
Net assets acquired	2,616
Consideration	2,616